Prepaid Expenses - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule Prepaid Expenses and other assets [Line Items]
Prepaid expenses	$ 5,337	$ 795
Refinancing Project [Member]
Schedule Prepaid Expenses and other assets [Line Items]
Prepaid expenses	$ 4,800